Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Tax	Income Tax
We are incorporated in the BVI. Our operations are conducted through various subsidiaries in a number of countries throughout the world with significant operations in Uruguay, where we operate in a free trade zone. Consequently, income tax has been provided based on the laws and tax rates in effect in the countries in which operations are conducted or in which our subsidiaries are considered resident for corporate income tax purposes, including Argentina, China, Israel, the Netherlands, Spain, Uruguay, and the United States. Our provision for (benefit from) income tax for the years ended December 31, 2023, 2022 and 2021 is as follows:

	Year Ended December 31,
	2023	2022	2021
Current	$9,082	$2,972	$1,387
Deferred	—	1,601	(1,619)
Total provision for (benefit from) income tax	$9,082	$4,573	$(232)
We maintain the exception under ASC 740-270-30-36(b), Accounting for Income Taxes, for jurisdictions that do not have reliable estimates of income.

As of December 31, 2023, we have gross unrecognized tax benefits of $1.0 million, exclusive of interest and penalties. If recognized, $0.9 million would reduce our effective tax rate. If applicable, we accrue interest and penalties related to uncertain tax positions as a component of the income tax provision.
A reconciliation of the beginning and ending amounts of our gross unrecognized tax benefits is as follows.

	Year Ended December 31,
	2023	2022
Balance at January 1	$3,889	$—
Increases (decreases) in tax positions related to prior periods	(2,833)	3,889
Increases (decreases) related to prior year tax positions as a result of lapse of statute	(30)	—
Balance at December 31	$1,026	$3,889

The BVI does not impose an income tax. Our provision for (benefit from) income tax differed from the 0% tax rate imposed in the BVI due to the following items for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Loss before income tax	$(51,936)	$(32,068)	$(96,537)

Provision for (benefit from) income tax at weighted-average statutory rates	—	—	—
U.S. state and local income tax, net of federal benefit	1	(3)	5
U.S. foreign-derived intangible income deduction	—	(141)	(200)
Argentina tax inflation adjustment	(4,170)	239	(381)
Change in valuation allowances	8,041	4,283	3,648
Uncertain tax positions	2,118	2,293	—
Change in carryforward attributes	(1,594)	(1,740)	—
Effect of rates different than statutory	9,357	(423)	(3,300)
Tax credits	(156)	(112)	—
Withholding taxes	156	—	—
Equity compensation	(4,301)	—	—
Other	(370)	177	(4)
Total	$9,082	$4,573	$(232)
The change in the effective tax rate from December 31, 2022 to December 31, 2023 is primarily related to the expiration of NOLs and the volatile socio-economic environment in Argentina and the impact on the local currency compared to the U.S. dollar.

Deferred tax assets and liabilities as of December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
Deferred income tax assets:
Stock-based compensation	$4,218	$3,023
Expense for estimated credit losses on accounts receivable	1,095	415
Deferred financing costs	753	806
Other	48	193
Net operating loss carryforwards	3,431	1,365
Total deferred income tax assets	9,545	5,802
Valuation allowance	(9,545)	(5,802)
Total deferred income tax assets (liabilities), net	$—	$—
The assessment of the realizability of the deferred income tax assets is based on all available positive and negative evidence. Such evidence includes, but is not limited to, recent cumulative earnings or losses at the worldwide consolidated level, expectations of future taxable income by taxing jurisdiction, and the carry-forward periods available for the utilization of deferred income tax assets. The assessment of the recoverability of deferred income tax assets will not change until there is sufficient evidence to support their realizability. We continue to assess and record any necessary changes to align our deferred tax assets to their realizable value.
Below is a summary of our estimated loss and tax credit carryforwards at December 31, 2023. Our tax attributes are subject to limitations on utilization due to historic ownership changes and may be subject to future limitations upon subsequent change of control, as defined by the Internal Revenue Code Sections 382 and 383.

Net Operating Loss	Expiration	Gross Amount Carried Forward	Net Amount Recognized as of December 31, 2023
Argentina	December 31, 2023 - December 31, 2027	$—	$2,362
Netherlands	Indefinite	5,105	—
China	December 31, 2026 - December 31, 2027	696	—
United States	Indefinite	5,572	—
Uruguay	December 31, 2026 - December 31, 2027	3,080	—
As of December 31, 2023 and 2022, we had $14.5 million and $13.3 million of net operating loss (“NOL”) carryforwards, respectively.
In the normal course of business, we are subject to examination by taxing authorities. Tax years vary by jurisdiction, ranging from 2017 to 2022 remain open for examination.